QUARTERLY REPORT

		Shares	Fair Value
96.45%	COMMON STOCKS

3.02%	COMMUNICATIONS SERVICES
	Meta Platforms, Inc.*	2,156	$725,171

6.83%	CONSUMER DISCRETIONARY
	PetMed Express, Inc.	26,371	666,131
	RCI Hospitality Holdings, Inc.	12,501	973,578
			1,639,709

2.97%	CONSUMER STAPLES
	Altria Group, Inc.	15,043	712,888

7.53%	ENERGY
	BP PLC	24,311	647,402
	Brigham Minerals, Inc.	33,989	716,828
	The Williams Cos., Inc.	17,076	444,659
			1,808,889

14.76%	FINANCIAL
	Altitude Acquisition Corp.*	123,058	1,218,274
	Apollo Global Management, Inc.	9,171	664,255
	Bridgetown Holdings, Ltd.*	70,092	688,303
	Genworth Financial, Inc.*	153,934	623,433
	Pershing Square Tontine Holdings, Ltd.*	17,887	352,732
			3,546,997

7.46%	HEALTH CARE
	AbbVie, Inc.	4,445	601,853
	Bristol-Myers Squibb Co.	12,563	783,303
	Royalty Pharma PLC	10,242	408,144
			1,793,300

16.81%	INDUSTRIAL
	Acacia Research Corp.*	277,005	1,421,036
	Flux Power Holdings, Inc.*	231,520	993,221
	Grupo Aeroportuario del Centro	15,795	848,034
	Maxar Technologies, Inc.	26,256	775,340
			4,037,631

2.17%	INFORMATION TECHNOLOGY
	Visa, Inc.	2,405	521,188

FORMIDABLE ETF

Schedule of InvestmentsDecember 31, 2021 (Unaudited)

QUARTERLY REPORT

FORMIDABLE ETF

Schedule of Investments - continuedDecember 31, 2021 (Unaudited)

		Shares	Fair Value
23.83%	MATERIALS
	BHP Group, Ltd.	12,630	$762,220
	Kinross Gold Corp.	96,108	558,387
	Lithium Americas Corp.*	20,068	584,380
	Nutrien, Ltd.	10,197	766,814
	Rio Tinto PLC	10,681	714,986
	SilverCrest Metals, Inc.*	102,065	807,334
	Vale S.A.	59,075	828,231
	Wheaton Precious Metals Corp.	16,402	704,138
			5,726,490

7.31%	REAL ESTATE
	American Tower Corp.	2,748	803,790
	CatchMark Timber Trust, Inc.	109,269	951,733
			1,755,523

3.76%	UTILITIES
	Brookfield Infrastructure Partners LLP	14,859	903,576

96.45%	TOTAL COMMON STOCKS		23,171,362

0.29%	PURCHASED OPTIONS

	PUT OPTIONS PURCHASED

	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
	iShares iBOXX High Yield Corporate Bond ETF	2,000	$17,402,000	$80.00	1/21/22	$6,000
	iShares iBOXX High Yield Corporate Bond ETF	2,000	17,402,000	81.00	1/21/22	2,000
	SPDR S&P 500 ETF Trust	175	8,311,800	444.00	2/18/22	62,125

0.29%	TOTAL PURCHASED OPTIONS					70,125

96.74%	TOTAL INVESTMENTS					23,241,487
3.26%	Other assets, net of liabilities					784,335
100.00%	NET ASSETS					$24,025,822

*Non-income producing

QUARTERLY REPORT

FORMIDABLE ETF

Schedule of Investments - continuedDecember 31, 2021 (Unaudited)

-0.17%	OPTIONS WRITTEN

	CALL OPTIONS
	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
	American Tower Corp.	15	$(438,75)	$300.00	1/21/22	$(2,850)
	Apollo Global Management	40	(289,720)	85.00	1/21/22	(800)
	Bristol-Myers Squibb Co.	36	(224,460)	65.00	1/21/22	(792)
	Genworth Financial, Inc.	250	(86,265,000)	4.50	1/21/22	(750)
	Kinross Gold Corp.	100	(58,100)	9.00	1/21/22	(100)
	Lithium Americas Corp.	26	(75,712)	60.00	1/21/22	(130)
	Maxar Technologies Inc.	50	(147,650)	40.00	1/21/22	(250)
	Brigham Minerals Inc.	100	(210,900)	25.00	1/21/22	(3,500)
	Altria Group, Inc.	60	(284,340)	47.50	1/21/22	(4,020)
	Grupo Aeroportuario del Centro	35	(187,915)	55.00	1/21/22	(10,150)
	PetMed Express, Inc.	35	(88,410)	35.00	1/21/22	(175)
	PetMed Express, Inc.	120	(303,120)	60.00	1/21/22	(600)
	RCI Hospitality Holdings, Inc.	25	(194,700)	90.00	1/21/22	(813)
	Rio Tinto PLC	10	(66,940)	72.22	1/21/22	(300)
	Royalty Pharma PLC	1	(3,985)	50.00	1/21/22	(5)
	SilverCrest Metals, Inc.*	100	(79,100)	10.00	1/21/22	(500)
	Visa Inc.	6	(130,026)	240.00	1/21/22	(90)
	The Williams Cos., Inc.	50	(130,200)	31.00	1/21/22	(250)
	Wheaton Precious Metals Corp.	40	(171,720)	55.00	1/21/22	(40)
	AbbVie, Inc.	14	(189,560)	155.00	2/18/22	(476)
	Meta Platforms, Inc.	7	(235,445)	450.00	2/18/22	(322)
	Lithium Americas Corp.	75	(218,400)	47.50	2/18/22	(1,875)
	Maxar Technologies, Inc.	43	(126,979)	40.00	2/18/22	(1,290)
	Brigham Minerals, Inc.	50	(105,450)	25.00	2/18/22	(2,500)
	Nutrien Ltd.	22	(165,440)	85.00	2/18/22	(1,210)
	RCI Hospitality Holdings, Inc.	25	(194,700)	90.00	2/18/22	(5,000)
	SilverCrest Metals, Inc.*	100	(79,100)	12.50	2/18/22	(2,500)
	Vale S.A.	91	(127,582)	19.00	2/18/22	(364)
	The Williams Cos., Inc.	41	(106,764)	30.00	2/18/22	(205)

	TOTAL CALL OPTIONS WRITTEN					(41,857)

QUARTERLY REPORT

FORMIDABLE ETF

Schedule of Investments - continuedDecember 31, 2021 (Unaudited)

PUT OPTIONS

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value

SPDR S&P 500 ETF Trust	175	(8,311,800)	375.00	2/18/22	$(11,550)

TOTAL OPTIONS WRITTEN					(53,407)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment.

Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quotedprices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservableinputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2021:

	Level 1	Level 2	Level 3
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total

Common Stocks	$23,171,362	$—	$—	$23,171,362
Options Purchased	—	70,125	—	70,125
Total Investments	$23,171,362	$70,125	$—	$23,241,487
Options Written	$—	$(53,407)	$—	$(53,407)

See Notes to Financial Statements

ANNUAL REPORT

FORMIDABLE ETF

Schedule of Investments - continuedDecember 31, 2021 (Unaudited)

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended December 31, 2021.

At December 31, 2021 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $23,825,762 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$2,253,754
Gross unrealized depreciation	(1,616,073)
Net unrealized appreciation	$(637,681)